Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expenses consist of the following as of May 31, 2025 and August 31, 2024:

	May 31,	August 31,
	2025	2024
Advertising & Conferences	$12,353	$204,894
Research & Development	526,241	673,126
Legal & Accounting Fees	25,000	45,600
License, Filing Fees, Dues	45,938	22,925
Office & Insurance	85,823	122,245
Consulting	33,993	-
Capital Financing	94,000	119,027
Total Prepaid Expenses and Other Current Assets	$823,348	$1,187,817
6. Prepaid Expenses and Other Current Assets

Prepaid expenses consist of the following at August 31, 2024 and August 31, 2023:

	August 31,	August 31,
	2024	2023
Advertising & Conferences	$204,894	$40,342
Research and Development	673,126	-
Consulting	-	331,811
Legal & Accounting Fees	45,600	36,795
License, Filing Fees, Dues	22,925	15,668
Office & Insurance	122,245	97,167
Capital Financing	119,027	25,000
Total Prepaid Expenses and Other Current Assets	$1,187,817	$546,783